Intangible assets, net - Finite-Lived Intangible Assets Amortization Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 123.5	€ 126.0	€ 127.6
Cost of sales
Finite-Lived Intangible Assets [Line Items]
Amortization	94.2	103.8	102.7
R&D costs
Finite-Lived Intangible Assets [Line Items]
Amortization	24.8	20.8	19.5
SG&A
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 4.5	€ 1.4	€ 5.4